Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties
Payables

Key management personnel:

December 31, 2017	302
December 31, 2018	328
December 31, 2018 (convenience translation to U.S. dollars) (Note 2c)	$88

Schedule of transactions with related parties

	Research and development	Marketing, general and administrative
Key management personnel:

2016	1,072	1,898
2017	1,575	1,098
2018	1,468	1,252
2018 (convenience translation to U.S. dollars) (Note 2c)	$392	334

Schedule of key officers employed

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Salaries	190	209	485	71
Short-term employee benefits	1,740	1,972	1,901	533
Other employees benefits	106	94	95	25
Share-based compensation	934	398	239	64

	2,970	2,673	2,720	693

Number of key officers	11	8	9